Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Discontinued Operations
Schedule of results of discontinued operations

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations in the condensed consolidated balance sheets (in thousands):

	July 2, 2022	December 31, 2021
Carrying amounts of assets included as part of discontinued operations:
Cash	$426	$1,545
Accounts receivable, net of allowance	1,015	1,292
Other current assets	57	1,665
Total current assets of discontinued operations	$1,498	$4,502
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations	$—	$14
Accounts payable	32	559
Accrued expenses	—	1,475
Total current liabilities of discontinued operations	$32	$2,048

The financial results are presented as loss from discontinued operations on our condensed consolidated statements of operations and comprehensive loss. The following table presents the financial results (in thousands):

	For The Three Months Ended	For The Six Months Ended
	July 3, 2021	July 3, 2021
Revenue	$2,331	$5,396
Costs and expenses:
Cost of revenues	3,481	7,329
General and administrative	63	142
Depreciation and amortization	484	977
Total costs and expenses	4,028	8,448
Loss from operations of discontinued operations	(1,697)	(3,052)
Other expense:
Interest expense	(43)	(77)
Loss from discontinued operations	$(1,740)	$(3,129)

	December 31,
	2021	2020
Carrying amounts of assets included as part of discontinued operations:
Cash	$1,545	$93
Accounts receivable, net of allowance	1,292	5,743
Inventories, net	—	28
Prepaid expenses	—	71
Other current assets	1,665	599
Total current assets of discontinued operations	$4,502	$6,534
Property and equipment, net	—	3,280
Intangible assets, net	—	5,712
Other long-term assets	—	280
Total non-current assets of discontinued operations	$—	$9,272
Carrying amounts of liabilities included as part of discontinued operations:
Current portion of long-term debt and capital lease obligations	$14	$920
Accounts payable	559	809
Accrued expenses	1,475	1,636
Total current liabilities of discontinued operations	$2,048	$3,365
Capital lease obligations, net of current portion	—	1,793
Total non-current liabilities of discontinued operations	$—	$1,793

	For the Years Ended
	December 31,
	2021	2020
Revenue	$5,850	$17,481
Costs and expenses:
Cost of revenues	9,562	18,331
General and administrative	381	804
Depreciation and amortization	6,798	2,022
Total costs and expenses	16,741	21,157
Loss from operations of discontinued operations	(10,891)	(3,676)
Other income (expense):
Gain on sale/ disposal of property and equipment	2,235	—
Interest expense	(195)	(189)
Loss from discontinued operations	$(8,851)	$(3,865)